Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 10,904	$ 8,097
Carrying amount of the hedging instruments, Liabilities	(25,035)	(26,869)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	2,548	(11,970)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	2,506	(12,058)
Ineffectiveness recorded in non-interest income-other	64	(16)
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	10,696	7,819
Carrying amount of the hedging instruments, Liabilities	(17,970)	(19,563)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	3,827	(10,053)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	3,785	(10,141)
Ineffectiveness recorded in non-interest income-other	64	(16)
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	2,690	1,977
Carrying amount of the hedging instruments, Liabilities	(8,217)	(7,683)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(413)	(4,193)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(500)	(4,250)
Ineffectiveness recorded in non-interest income-other	91	11
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	319	314
Carrying amount of the hedging instruments, Liabilities	(3,818)	(3,277)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(670)	(4,318)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(638)	(4,349)
Ineffectiveness recorded in non-interest income-other	(15)	(24)
Cash flow hedges [member] | Foreign currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	7,586	4,777
Carrying amount of the hedging instruments, Liabilities	(5,847)	(8,470)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	5,125	(2,592)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	5,130	(2,589)
Ineffectiveness recorded in non-interest income-other	(1)	(5)
Cash flow hedges [member] | Foreign currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	16	678
Carrying amount of the hedging instruments, Liabilities	(4)	(61)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(141)	1,162
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(133)	1,159
Ineffectiveness recorded in non-interest income-other	(11)	2
Cash flow hedges [member] | Foreign currency risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	84	72
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(7)	22
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(7)	22
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1	1
Carrying amount of the hedging instruments, Liabilities	(84)	(72)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(67)	(134)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(67)	(134)
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	208	278
Carrying amount of the hedging instruments, Liabilities	(7,065)	(7,306)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,279)	(1,917)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,279)	(1,917)
Net investment hedges [member] | Foreign currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(6,402)	(6,289)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(91)	(574)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(91)	(574)
Net investment hedges [member] | Foreign currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	208	278
Carrying amount of the hedging instruments, Liabilities	(663)	(1,017)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,188)	(1,343)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ (1,188)	$ (1,343)